PROVISIONS	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
PROVISIONS	PROVISIONS

	2025	2024
Labor and social security	2,856,792	3,390,452
Environmental restoration	10,005,737	9,793,122
Civil and other	1,203,286	1,603,869
Total	14,065,815	14,787,443
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2024	3,740,608	13,102,994	2,468,506	19,312,108
Increases (*)	2,926,024	4,698,691	1,210,200	8,834,915
Gain on net monetary position	(2,716,325)	(7,580,588)	(1,351,381)	(11,648,294)
Decreases (**)	(559,855)	(427,975)	(723,456)	(1,711,286)
Balance as of December 31, 2024	3,390,452	9,793,122	1,603,869	14,787,443
Increases (*)	1,373,379	3,266,967	725,880	5,366,226
Gain on net monetary position	(799,403)	(2,807,152)	(428,050)	(4,034,605)
Decreases (**)	(1,107,636)	(247,200)	(698,413)	(2,053,249)
Balance as of December 31, 2025	2,856,792	10,005,737	1,203,286	14,065,815
(*)    The increase in the environmental provision includes the effect resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2025 and 2024, respectively, the effect of which has adjusted the cost of the relevant assets.
(**)    It includes the uses of provisions for its intended purposes.
The provision for labor and social security claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover labor and social security litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Environmental provisions are the provisions made to afford the estimated expenses for the environmental recovery and restoration of the mining areas and the retirement of assets used in production activities, as mentioned in Note 3.12.
The provision for civil and other claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover tax, administrative and civil litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
As of December 31, 2025, there are claims against the Group classified as possible contingencies. The potential risk amount of those claims is $13,384 million, mainly including $420 million related to tax contingencies, $5,034 million related to labor contingencies, and $7,930 million related to administrative, commercial and other proceedings. The Group has not recognized a provision for such possible claims, as it is not required under IFRS Accounting Standards. As of the date of issuance of these consolidated financial statements, the Group understands there is no evidence to determine that other contingencies could materialize and have a negative impact on the consolidated financial statements.
In the normal course of business, the Group selects tax criteria and accounting positions based on a reasonable interpretation of applicable rules and regulations, also taking into consideration the opinion of its tax and legal advisors along with the evidence available up to the date of issuance of these consolidated financial statements. Nevertheless, there are situations where the assessment by a third party and the possible materialization of damage for the Group are uncertain. In such cases, the Group has not recognized a provision as it is not required by IFRS Accounting Standards.